Prepaid Expenses and Other Receivables and Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Receivables
Prepaid expenses and other receivables and Other assets consist of the following, with current portion presented as Prepaid expenses and other receivables and non-current
portion presented as Other assets:

	As of
	December 31, 2019	December 31, 2020
	RMB	RMB

Current portion:
Prepaid input value-added tax	6,000	15,331
Advances to suppliers	7,341	11,523
Rental and other deposits	4,697	11,285
Advances to share repurchase (note 14)	—	4,479
Interest receivables (a)	2,372	908
Directors and Officers Liability Insurance premium	5,181	558
Advances to staff (b)	402	395
Claim advance on behalf of insurer	1,671	371
Government subsidy	1,378	—
Others	154	117

	29,196	44,967
Less: Allowance for impairment	—	(590)

	29,196	44,377

Non-Current portion:
Capitalized IPO expenses	13,746	—
Advances to long-term assets	417	838

	14,163	838

(a)	This represented accrued interest income on bank deposits.
(b)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.